Capital Stock - Schedule of fair value of Common Stock warrants (Details) - Warrants [Member]	12 Months Ended
Mar. 31, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price (in Dollars per share)	$ 1.66
Exercise Price (in Dollars per share)	$ 1
Dividend Yield	0.00%
Volatility	80.00%
Expected Years	3 years 6 months
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free Rate	3.89%
Initial Terms	6 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free Rate	4.30%
Initial Terms	7 years